Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 31,614	£ 30,889
Borrowings which hedge net investments	(4,832)	(8,076)
Derivatives which hedge the net investments	(791)	(1,145)
Structural currency exposures pre-economic hedges	25,991	21,667
Economic hedges	(6,204)	(6,461)
Remaining structural currency exposures	19,787	15,206
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5,600	9,200
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	24,262	25,628
Borrowings which hedge net investments	(4,512)	(8,073)
Derivatives which hedge the net investments	(764)	(1,111)
Structural currency exposures pre-economic hedges	18,986	16,443
Economic hedges	(5,918)	(5,339)
Remaining structural currency exposures	13,068	11,104
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5,174	2,987
Borrowings which hedge net investments	(278)	(3)
Derivatives which hedge the net investments	(3)	0
Structural currency exposures pre-economic hedges	4,893	2,984
Economic hedges	(286)	(1,122)
Remaining structural currency exposures	4,607	1,862
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	582	533
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	582	533
Economic hedges	0	0
Remaining structural currency exposures	582	533
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	1,596	1,741
Borrowings which hedge net investments	(42)	0
Derivatives which hedge the net investments	(24)	(34)
Structural currency exposures pre-economic hedges	1,530	1,707
Economic hedges	0	0
Remaining structural currency exposures	£ 1,530	£ 1,707